Segment Information - Summary of revenues from contract with customers by country or region (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Discription of revenues from contract with customers by country or region [line items]
Revenue	¥ 3,095,234	¥ 2,913,446	¥ 2,844,447
Japan [member]
Discription of revenues from contract with customers by country or region [line items]
Revenue	2,343,260	2,224,345	2,104,268
North America and Latin America [member]
Discription of revenues from contract with customers by country or region [line items]
Revenue	164,075	174,385	185,293
Europe Middle East and Africa [member]
Discription of revenues from contract with customers by country or region [line items]
Revenue	234,097	161,094	154,798
China East Asia and Asia Pacific [member]
Discription of revenues from contract with customers by country or region [line items]
Revenue	¥ 353,802	¥ 353,622	¥ 400,088